Income and expenses - Financial expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Financial Expense [Line Items]
Interest expense	€ (2,435)	€ (2,299)		€ (2,146)
Foreign exchange losses	(1,258)	(2,999)		(832)
Other financial expenses	(408)	(697)		(704)
Total	€ (4,101)	€ (5,995)	[1]	€ (3,682)

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.